Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,031,438)	$ (1,352,293)	$ (4,223,467)	$ (3,614,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,907	240,446	483,864	472,400
Employee and non-employee stock compensation	95,832	112,201	147,097	184,973
Warrants issued for services rendered	4,387	0	209,576	0
Valuation of warrants	19,164	0	0	0
Loss on asset disposals	1,780	1,591	(1,516)	(1,791)
Cost of stock grant issued for outside services rendered	0	0	1,050,000
Amortization of restricted stock grants	0	4,237	0	45,000
Capital contributed/co-founders' forfeiture of contractual compensation	39,500	39,500	79,000	79,000
Discount on three-year, 50% notes payable	33,756	0	37,993	0
Bad debt Expense	0	0	185,864	30,000
Interest expense on beneficial conversion feature of convertible promissory notes	96,558	0	0	0
Change in operating assets and liabilities:
Accounts receivable	1,024	(102,065)	(276,789)	(21,738)
Inventories	(59,616)	174,172	111,856	(20,513)
Prepaid expenses and other current assets	30,191	23,364	(57,146)	(67,737)
Deferred loan costs	50,000	0	(50,000)	0
Deferred revenues	(466,662)	(218,089)	(261,586)	2,094,365
Accounts payable and accrued expenses	843,326	(422,375)	(335,616)	193,852
Net cash used in operating activities	(1,315,291)	(1,499,311)	(2,900,870)	(627,045)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from asset disposals	4,000	2,500	2,500	107,800
Purchases of property and equipment	(8,404)	(16,640)	(51,233)	(119,744)
Net cash used in investing activities	(4,404)	(14,140)	(48,733)	(11,944)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	389,834	700,000	285,000	570,621
Proceeds from three-year, 50% notes payable	0	405,000	405,000	0
Proceeds from issuance of common stock for cash	617	197,500	2,084,115	346,930
Proceeds received on convertible notes	514,315	0	0	260,000
Proceeds from a note-related advance	0	0	475,000	0
Proceeds from the issuance of stock for warrant exercised	107,600	0	44,000	0
Proceeds from common stock to be issued, net	3,960	0	40,500	1,500
Payments on notes payable	(122,756)	(93,364)	(180,229)	(300,455)
Payments on three-year, 50% notes payable	(15,000)	0	(30,375)	0
Payments on capitalized lease obligations	(3,730)	0	0	0
Net cash provided by financing activities	874,840	1,209,136	3,123,011	878,596
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(444,855)	(304,315)	173,408	239,607
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	587,459	414,051	414,051	174,444
CASH AND CASH EQUIVALENTS, END OF YEAR	142,604	109,736	587,459	414,051
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	37,989	30,692	62,683	17,860
Cash paid for income tax	8,298	7,602	9,649	7,449
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Partial financing associated with the purchase of two fleet vehicles	0	49,503	49,503	0
Insurance proceeds applied to outstanding bank loan	11,254	0	15,854	0
Capitalized Lease involving two fleet vehicles	0	0	35,098	0
Financing of prepaid insurance policy	43,045	27,963	40,300	34,069
Series B Preferred stock dividends	17,943	27,020	27,020	105,000
Cost of Series B warrants extension	0	0	0	120,000
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	34,125	25,048	71,307	0
Conversion of convertible notes	65,000	20,000	474,477
Convertible Notes and Accrued Interest [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes			215,485	19,100
Stock Issued for Services [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	0	60,000	60,000	0
Stock Issued for Exercise of Warrants [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	32,000	0	0	0
Stock Issued for Prior Subscriptions [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	$ 20,000	$ 0	$ 0	$ 7,000